Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Transactions with Related Parties
36.	Transactions with Related Parties
(1) List of related parties

Relationship	Company
Ultimate controlling entity	SK Inc.
Joint venture	UTC Kakao-SK Telecom ESG Fund
Associate	SK China Company Ltd. and 42 others
Others	The Ultimate controlling entity’s subsidiaries and associates and others
For the periods presented, the Group belongs to SK Group, a conglomerate as defined in the
Monopoly Regulation and Fair Trade Act of the Republic of Korea
. All of the other entities included in SK Group are considered related parties of the Group.
(2) Compensation for the key management
The Parent Company considers registered directors (three executive and five non-executive directors) who have substantial role and responsibility in planning, operations, and relevant controls of the business as key management. The compensation given to such key management for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022	2021	2020
Salaries	￦ 3,487	5,956	10,029
Defined benefits plan expenses	761	2,845	3,459
Share option	1,598	146	158

	￦5,846	8,947	13,646

Compensation for the key management includes salaries, non-monetary salaries and retirement benefits made in relation to the pension plan and compensation expenses related to share options granted.

(3)	Transactions with related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
		2022
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Inc.(*2)	￦	22,162	662,247	114,895

Associates	F&U Credit information Co., Ltd.		3,490	49,227	265
	HanaCard Co., Ltd.(*3)		8,932	1,820	22
	Daehan Kanggun BcN Co., Ltd.		20,290	—	—
	Others(*4)		13,795	5,608	80

			46,507	56,655	367

Others	SK Innovation Co., Ltd.		27,524	19,598	—
	SK Energy Co., Ltd.		4,585	710	—
	SK Geo Centric Co., Ltd.		925	1	—
	SK Networks Co., Ltd.(*5)		4,312	904,320	288
	SK Networks Service Co., Ltd.		6,110	71,432	7,891
	SK Ecoplant Co., Ltd.		3,330	112	—
	SK hynix Inc.		60,933	75	—
	SK Shieldus Co., Ltd.		39,455	147,731	35,854
	Content Wavve Corp.		6,797	108,760	229
	Eleven Street Co., Ltd.		71,972	31,589	—
	SK Planet Co., Ltd.		19,753	95,261	17,481
	SK RENT A CAR Co., Ltd.		14,992	15,891	—
	SK Magic Co., Ltd.		2,204	1,071	—
	Tmap Mobility Co., Ltd.		22,011	4,973	892
	Onestore Co., Ltd.		17,181	24	—
	Dreamus Company		7,235	85,193	649
	UbiNS Co., Ltd.		283	46,222	53,897
	Happy Narae Co., Ltd.		1,637	24,727	143,188
	Others		40,058	29,610	20,555

			351,297	1,587,300	280,924

		￦	419,966	2,306,202	396,186

(*1)	Operating expenses and others include lease payments paid by the Group.

(*2)	Operating expenses and others include ￦272,524 million of dividends declared to be paid by the Parent Company.

(*3)
HanaCard Co., Ltd. was excluded from the related parties due to the disposal of the Group’s shares in the entity for the year ended December 31, 2022, and the transactions above occurred before the disposal.

(*4)	Operating revenue and others include ￦13,700 million of dividends deducted from the investment in associates as a result of receipt by the Group.

(*5)	Operating expenses and others include costs for handset purchases amounting to ￦844,157 million.

(In millions of won)
		2021
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Inc.(*2)	￦	33,253	633,868	82,191

Associates	F&U Credit information Co., Ltd.		3,828	50,029	—
	HanaCard Co., Ltd.		17,962	4,374	—
	SK Wyverns Co., Ltd.(*3)		202	8,203	—
	Daehan Kanggun BcN Co., Ltd.		10,943	—	—
	SK China Company Ltd.(*4)		131,141	—	—
	Others(*5)		11,778	8,356	—

			175,854	70,962	—

Others	SK Innovation Co., Ltd.		53,445	19,093	—
	SK Energy Co., Ltd.		18,970	1,250	—
	SK Geo Centric Co., Ltd.		33,435	9	—
	SK TNS Co., Ltd.(*3)		75	6,868	57,903
	SKC Infra Service Co., Ltd.(*3)		26	30,798	8,028
	SK Networks Co., Ltd.(*6)		14,439	1,055,512	24
	SK Networks Service Co., Ltd.		7,292	73,596	3,520
	SK hynix Inc.(*7)		285,104	199	—
	Happy Narae Co., Ltd.		6,899	20,229	133,625
	SK Shieldus Co., Ltd.(*8)		5,793	18,861	20,382
	Content Wavve Co., Ltd.		174	78,964	—
	Eleven Street Co., Ltd.		2,785	5,699	—
	SK Planet Co., Ltd.		2,048	16,747	6,081
	SK hynix Semiconductor (China) Ltd.		48,546	—	—
	SK hynix system ic (Wuxi) Co., Ltd.		20,807	—	—
	SK ON Hungary Kft.		38,413	—	—
	SK RENT A CAR Co., Ltd.		5,843	18,564	—
	Dreamus Company		795	20,074	396
	SK m&service Co., Ltd.		764	3,670	888
	UbiNS Co., Ltd.		415	42,335	50,847
	Others		156,055	30,762	23,428

			702,123	1,443,230	305,122

		￦	911,230	2,148,060	387,313

(*1)	Operating expense and others include lease payments paid by the Group.

(*2)	Operating expense and others include ￦248,677 million of dividends paid by the Parent Company.

(*3)	Transactions occurred before the related party relationship terminated.

(*4)	Operating revenue and others include ￦131,141 million of dividends that were received from SK China Company Ltd. and deducted from the investment in associates.

(*5)	Operating revenue and others include ￦10,716 million of dividends that were received from Korea IT Fund which was deducted from the investment in associates.

(*6)	Operating expenses and others include costs for handset purchases amounting to ￦996,910 million.

(*7)	Operating revenue and others include ￦170,937 million of dividend income received from SK hynix Inc.

(*8)	Operating revenue and others include ￦9,637 million of dividend income received from SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.).

(In millions of won)
		2020
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Inc.(*2)	￦	40,717	596,509	76,534

Associates	F&U Credit information Co., Ltd.		3,484	51,228	—
	SK hynix Inc.(*3)		316,001	267	—
	HanaCard Co., Ltd.		683	3,065	—
	SK Wyverns Co., Ltd.		1,279	19,354	—
	Content Wavve Co., Ltd.		446	56,631	—
	Others(*4)		65,431	12,511	78

			387,324	143,056	78

Others	SK Ecoplant Co., Ltd. (Formerly, SK Engineering & Construction Co., Ltd.)		12,349	238	—
	SK Innovation Co., Ltd.		38,999	18,464	—
	SK Networks Co., Ltd.(*5)		13,893	1,022,976	32
	SK Networks Services Co., Ltd.		6,936	76,653	2,023
	SK Telesys Co., Ltd.		388	10,751	30,453
	SK TNS Co., Ltd.		1,118	43,767	496,460
	SK Energy Co., Ltd.		16,009	296	—
	SK hynix Semiconductor (China) Ltd.		73,683	—	—
	SK ON Hungary Kft. (Formerly, SK Battery Hungary Kft.)		19,394	—	—
	SK Geo Centric Co., Ltd. (Formerly, SK Global Chemical Co., Ltd.)		20,667	9	—
	SK Global Chemical International Trading (Shanghai) Co., Ltd.		15,898	8	—
	HappyNarae Co., Ltd.		9,871	17,361	129,621
	Others		102,141	128,268	83,693

			331,346	1,318,791	742,282

		￦	759,387	2,058,356	818,894

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include ￦216,241 million of dividends paid by the Parent Company.

(*3)
Operating revenue and others include ￦146,100 million of dividends received from SK hynix Inc. which was deducted from the investment in associates and ￦70,495 million of disposal amounts of Yongin SK Academy training facility.

(*4)	Operating revenue and others include ￦18,749 million of dividends declared by Korea IT Fund and Pacific Telecom Inc. and UniSK which was deducted from the investments in associates.

(*5)	Operating expenses and others include costs for handset purchases amounting to ￦961,167 million.

(4)	Account balances with related parties as of December 31, 2022 and 2021 are as follows:

(In millions of won)
		December 31, 2022
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate Controlling Entity	SK Inc.	￦	—	2,383	103,141
Associates	F&U Credit information Co., Ltd.		—	64	5,682
	SK USA, Inc.		—	—	1,519
	Wave City Development Co., Ltd.(*1)		—	901	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	3,199	—
	Others		—	—	65

			22,147	4,164	7266

Others	SK Innovation Co., Ltd.		—	9,726	33,091
	SK Networks Co., Ltd.		—	488	113,943
	Mintit Co., Ltd.		—	35,058	3
	SK hynix Inc.		—	15,494	311
	Happy Narae Co., Ltd.		—	31	31,979
	SK Shieldus Co., Ltd.		—	14,035	17,447
	Content Wavve Corp.		—	349	19,244
	Incross Co., Ltd.		—	3,774	16,152
	Eleven Street Co., Ltd.		—	6,797	13,026
	SK Planet Co., Ltd.		—	8,190	43,238
	SK RENT A CAR Co., Ltd.		—	1,291	22,895
	UbiNS Co., Ltd.		—	—	21,179
	Others(*3)		16,475	13,996	41,890

			16,475	109,229	374,398

		￦	38,622	115,776	484,805

(*1)	As of December 31, 2022, the Parent Company recognized loss allowance amounting to ￦379 million on accounts receivable – trade.

(*2)	As of December 31, 2022, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(*3)
During the year ended December 31, 2022, SK Telecom Innovation Fund, L.P., a subsidiary of the Parent Company, entered into a convertible loan agreement for USD 13,000,000 with id Quantique SA, classified as an other related party.

(In millions of won)
		December 31, 2021
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate Controlling Entity	SK Inc.	￦	—	2,092	69,652
Associates	F&U Credit information Co., Ltd.		—	4	5,265
	Wave City Development Co., Ltd.(*1)		—	2,623	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	3,857	—
	HanaCard Co., Ltd.		—	529	48,020
	Others		—	84	1,197

			22,147	7,097	54,482

Others	SK Innovation Co., Ltd.		—	3,022	38,022
	SK Networks Co., Ltd.		—	241	198,631
	Mintit Co., Ltd.		—	17,929	131
	SK hynix Inc.		—	11,526	166
	Happy Narae Co., Ltd.		—	6	49,349
	SK m&service Co., Ltd.		—	1,453	18,921
	SK Shieldus Co., Ltd.		—	2,649	24,593
	Content Wavve Co., Ltd.		—	183	9,873
	Incross Co., Ltd.		—	3,610	11,829
	Eleven Street Co., Ltd.		—	2,851	7,782
	SK Planet Co., Ltd.		—	668	31,652
	SK RENT A CAR Co., Ltd.		—	116	16,715
	UbiNS Co., Ltd.		—	24	14,932
	Others		—	8,307	29,106

			—	52,585	451,702

		￦	22,147	61,774	575,836

(*1)	As of December 31, 2021, the Parent Company recognized loss allowance amounting to ￦1,102 million on the accounts receivable — trade.

(*2)	As of December 31, 2021, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(5)
The Group has granted SK REIT Co., Ltd. The right of first offer regarding the disposal of real estate owned by the Group. Whereby, the negotiation period is within 3 to 5 years from June 30, 2021, date of agreement, and the Group has been granted the right by SK REIT Co., Ltd. to lease the real estate in preference to a third party if SK REIT Co., Ltd. purchases the real estate from the Group.

(6)	The details of additional investments and disposal of associates and joint ventures for the year ended December 31, 2022 as presented in note 12.